Shareholders equity (Details Narrative) - USD ($)				1 Months Ended			12 Months Ended
	Apr. 08, 2025	Apr. 04, 2025	Oct. 10, 2024	Aug. 31, 2025	Apr. 30, 2025	Jan. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	May 19, 2025	Jan. 18, 2024
Unsecured convertible note principal amount	$ 3,230,000		$ 3,149,750
Purchase price			2,925,000
Original Issue Discount	210,000		204,750
Transaction expense amount	$ 20,000
Debt Issuance Costs			$ 20,000
Aggregate purchase amount		$ 20,000,000
Interest rate	7.00%		7.00%				6.50%
Shares Issued Upon Conversion							609,221	177,067	11,996
Redemption of convertible notes							$ 3,210,000	$ 2,420,000	$ 1,250,000
Statutory reserves							$ 11,404	$ 14,990
CN Energy [Member]
Underwriting agreement, Description						public offering (the “Offering”) (i) 10,396,974 units, each consisting of one Class A ordinary share, no par value (collectively, the “Class A ordinary shares”) and one warrant, each exercisable to purchase one Class A ordinary share at an exercise price of $0.55 per share (collectively, the “warrants”), at an offering price of $0.55 per unit; and (ii) 7,786,300 units, each consisting of one pre-funded warrant, each exercisable to purchase one Class A ordinary share at an exercise price of $0.0001 per share (collectively, the “Pre-funded Warrants”), and one warrant, at an offering price of $0.5499 per unit (together with the Class A ordinary shares and the warrants, the “Offered Securities”), to those purchasers whose purchase of Class A ordinary shares in the Offering would otherwise result in the purchaser, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or, at the election of the holder, 9.99%) of CN Energy’s outstanding ordinary shares immediately following the consummation of the Offering. The components of the units were issued separately and are immediately separable upon issuance
Proceeds from the Offering						$ 7,800,000
Common Class A [Member]
Issuance of stock						15,069,674
Additional share issued for reverse split	1,597,444
Ordinary shares, issued						10,396,974	3,010,000.00	75,280,000
Pre-funded Warrants outstanding						3,112,046	1,554	1,554
Weighted average number of shares outstanding							271,333
Pre-funded Warrants exercised						4,672,700			3,112,046
Number of Warrants outstanding							3,012,094	6,783,337
Number of warrants exercised							1,635,000	100,000
Common Class A [Member] | Ynong Group [Member]
Share issued for acquisition					4,500
Share issued for acquisition, value					$ 10,000,000
Ordinary shares, issued					50,000,000
Common Class A [Member] | Bottom [Member]
Warrants exercise price										$ 1.4529	$ 0.55
Warrants										3,012,094	6,883,337
Common Class A [Member] | Top [Member]
Warrants exercise price										$ 2.6584	$ 1.4529
Warrants										6,883,337	18,183,274
Common Class A [Member] | Class A Purchase Agreement [Member]
Aggregate share issued				1,977,302
Price per share				$ 2.30
Aggregate purchase price				$ 4,547,800
Common Class B [Member]
Ordinary shares, issued							4,028	100,698
Number of ordinary shares outstanding							4,028	100,698
Common Class B [Member] | Class B Purchase Agreement [Member]
Aggregate share issued				631,391
Price per share				$ 2.30
Aggregate purchase price				$ 1,452,200